Income Tax (Details) - Schedule of Income Tax Benefit on Pre-Tax Accounting Loss from Operations Reconciles - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Income Tax Benefit on Pre-Tax Accounting Loss from Operations Reconciles [Abstract]
Accounting loss before tax	$ (19,979,558)	$ (14,903,909)	$ (11,372,799)
Income tax benefit at the applicable tax rate of 25% (2021: 26%)	4,994,890	3,725,977	2,956,928
Non-deductible expenses	(1,259,881)	(564,872)	(1,192,112)
Non-assessable income	253,439	195,596
Deferred tax assets not recognized	(3,988,448)	(3,356,701)	(1,764,816)
Income tax benefit
Unrecognized Deferred Tax Asset
Unused tax losses		24,845,264	20,867,835
Net unrecognized tax benefit at 25% (2021: 26%)	$ 7,409,031	$ 6,211,316	$ 5,425,637